UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if amended: [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] add new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Summit Capital Management, LLC
Address:   600 University Street, Suite 2304
           Seattle, WA  98101

Form 13F File Number:  28-7018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lisa M. Burke
Title:     Chief Compliance Officer
Phone No.: 206-447-6200

Signature, Place, and Date of Signing:

Lisa M. Burke          Seattle, Washington            May 14, 2013

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                               Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      52
Form 13F Information Table Value Total:      $235,725,000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMGEN INC                      EQUITY           031162100    16774   163629 SH       SOLE                   163629
ANADARKO PETROLEUM CORP.       EQUITY           032511107     7128    81515 SH       SOLE                    81515
APACHE CORP                    EQUITY           037411105     3017    39100 SH       SOLE                    39100
BOEING CO COM                  EQUITY           097023105     7177    83595 SH       SOLE                    83595
CABLEVISION SYSTEMS CORP CL A  EQUITY           12686c109     2400   160450 SH       SOLE                   160450
COCA COLA ENTERPRISES, INC     EQUITY           19122t109      665    18000 SH       SOLE                    18000
DARA BIOSCIENCES INC           EQUITY           23703P205       10    10000 SH       SOLE                    10000
DETREX CORP                    EQUITY           250685104     1074    49950 SH       SOLE                    49950
DOLPHIN CAPITAL INVTRS         EQUITY           00B06GJ37     3984  7185100 SH       SOLE                  7185100
EMERITUS CORP                  EQUITY           291005106      778    28000 SH       SOLE                    28000
ENCANA CORP                    EQUITY           292505104     2504   128670 SH       SOLE                   128670
EXPEDITORS INTERNATIONAL of WA EQUITY           302130109     2180    61000 SH       SOLE                    61000
EXXON MOBIL CORP               EQUITY           30231G102     6870    76245 SH       SOLE                    76245
GENERAL ELECTRIC CO            EQUITY           369604103     6934   299913 SH       SOLE                   299913
GSV CAPITAL CORP               EQUITY           36191j101     3256   394139 SH       SOLE                   394139
KINDER MORGAN INC              EQUITY           49456b101     6184   159870 SH       SOLE                   159870
MICROSOFT CORP                 EQUITY           594918104    21910   765953 SH       SOLE                   765953
MITCHAM INDUSTRIES             EQUITY           606501104      585    34590 SH       SOLE                    34590
OCCIDENTAL PETE CP DEL COM     EQUITY           674599105     5985    76365 SH       SOLE                    76365
OMEROS CORP                    EQUITY           682143102     1287   312500 SH       SOLE                   312500
PLUG POWER INC                 EQUITY           72919p202        6    29000 SH       SOLE                    29000
QUANTUM CORP COM DSSG          EQUITY           747906204       27    21000 SH       SOLE                    21000
SEQUENOM INC COM               EQUITY           817337405      207    50000 SH       SOLE                    50000
SOUTHWEST AIRLS CO             EQUITY           844741108     5314   394240 SH       SOLE                   394240
TELECOMMUNICATIONS SYS INC     EQUITY           87929j103      167    75000 SH       SOLE                    75000
THIRD POINT OFFSHORE INVSTRS   EQUITY           G8846K109     1737   133609 SH       SOLE                   133609
TRANSOCEAN SEDCO FOREX INC     EQUITY           H8817H100     5019    96600 SH       SOLE                    96600
TRANSPORTADORA DE GAS DEL SUR  EQUITY           893870204      874   523224 SH       SOLE                   523224
UNITECH CORP PARKS             EQUITY           G9221L100     1100  1997264 SH       SOLE                  1997264
UNITED PARCEL SERVICE          EQUITY           911312106    32903   383035 SH       SOLE                   383035
US BANCORP NEW                 EQUITY           902973304     5534   163099 SH       SOLE                   163099
VODAFONE GROUP PLC             EQUITY           92857W209     6631   233475 SH       SOLE                   233475
VOLT INFORMATION SCIENCES INC  EQUITY           928703107     4363   522510 SH       SOLE                   522510
YAHOO INC                      EQUITY           984332106    10241   435250 SH       SOLE                   435250
ALERIAN MLP ETF                ETF              00162q866     3012   169982 SH       SOLE                   169982
GABELLI GLOBAL DEAL FUND       ETF              361570104      265    22500 SH       SOLE                    22500
SHORT S&P 500 PROSHARES        ETF              74347r503    24326   792634 SH       SOLE                   792634
YORKVILLE HIGH INCOME MLP      ETF              301505103     4255   228291 SH       SOLE                   228291
ZWEIG FUND                     ETF              989834205     2450   188426 SH       SOLE                   188426
ISHARES MSCI ACWI EX US INDEX  ETF              464288240      378     8816 SH       SOLE                     8816
ISHARES MSCI EMERGING MKTS IND ETF              464287234      347     8117 SH       SOLE                     8117
GLOBAL X SILVER MINERS ETF     ETF              37950E853     1613    88885 SH       SOLE                    88885
ISHARES GOLD TRUST             ETF              464285105     3983   256659 SH       SOLE                   256659
MARKET VECTORS COAL ETF        ETF              57060u837     2520   110000 SH       SOLE                   110000
MARKET VECTORS GOLD MINERS     ETF              57060U100     5527   146020 SH       SOLE                   146020
MARKET VECTORS JR GOLD MINERS  ETF              57060U589     1637    97790 SH       SOLE                    97790
SPROTT PHYSICAL GOLD TRUST     ETF              85207h104      340    25100 SH       SOLE                    25100
STREETTRACKS GOLD TRUST        ETF              78463V107     4747    30728 SH       SOLE                    30728
ISHARES BARCLAYS 1-3 YRCD BD F ETF              464288646      428     4055 SH       SOLE                     4055
ISHARES LEHMAN AGGREGATE BOND  ETF              464287226      302     2728 SH       SOLE                     2728
PIMCO 15+ US TIPS INDEX FUND   ETF              72201r304     1373    19664 SH       SOLE                    19664
PROSHARES ULTRASHORT 20 YR US  ETF              74347b201     3397    51701 SH       SOLE                    51701